RELATED PARTY TRANSACTIONS - Transactions (Details) - Related parties - Lin BioScience, Inc - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Research and development expense
RELATED PARTY TRANSACTIONS
Amount of transactions	$ 56	$ 63	$ 140
Reimbursement for expense
RELATED PARTY TRANSACTIONS
Amount of transactions	$ 1	$ 46	$ 32